Prepayments and Other Assets, Net - Schedule of Allowance for Credit Losses Movement (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Allowance for Credit Losses Movement [Abstract]
Beginning balance	$ 3,565	$ 3,670
Foreign currency translation adjustments	(97)	(105)
Ending balance	$ 3,468	$ 3,565